UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal
              Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 -    Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                  Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.2%         Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                       Residential Care Facility Revenue Bonds (Capstone Village, Inc.
                       Project), Series A, 5.125%, 8/01/15                                               $   500       $    436,745
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 4.7%         Arizona State Transportation Board, Highway Revenue Bonds,
                       Series B, 5%, 7/01/17                                                               5,000          5,462,900
                       Maricopa County, Arizona, School District Number 69 (Paradise
                       Valley), GO (School Improvement Project), Series C, 4%, 7/01/14 (a)                 1,185          1,237,650
                       Salt Verde Financial Corporation, Arizona, Senior Gas
                       Revenue Bonds, 5.25%, 12/01/19                                                      2,000          1,968,140
                                                                                                                       ------------
                                                                                                                          8,668,690
-----------------------------------------------------------------------------------------------------------------------------------
California - 15.8%     Agua Caliente Band of Cahuilla Indians, California,
                       Casino Revenue Bonds, 5.60%, 7/01/13                                                  875            858,147
                       Antelope Valley, California, Health Care District Revenue Bonds,
                       Series A, 5.25%, 9/01/17                                                            2,000          1,902,800
                       California County Tobacco Securitization Agency, Tobacco
                       Revenue Bonds (Los Angeles County Securitization Corporation),
                       5.25%, 6/01/21 (b)                                                                  5,225          3,988,661
                       California State Department of Water Resources, Power Supply
                       Revenue Bonds, Series A, 5.50%, 5/01/14 (c)                                        10,000         10,884,200
                       California State, GO, Refunding, 5%, 8/01/19                                        5,000          5,273,150
                       California State, GO, Refunding (Veterans Bonds), Series BG,
                       5.05%, 12/01/11                                                                     1,000          1,015,840
                       Golden State Tobacco Securitization Corporation of California,
                       Tobacco Settlement Revenue Refunding Bonds,
                       Senior Series A-1, 5%, 6/01/16                                                      3,000          2,918,970
                       Southern California Public Power Authority, Natural Gas Project
                       Number 1 Revenue Bonds, Series A, 5.25%, 11/01/19                                   2,445          2,479,499
                                                                                                                       ------------
                                                                                                                         29,321,267
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.9%        Denver, Colorado, City and County Airport Revenue Bonds, AMT,
                       Series D, 7.75%, 11/15/13 (c)                                                       4,430          4,804,689
                       Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company
                       Project), VRDN, AMT, Series B, 2.35%, 4/01/14 (d)                                     500            500,000
                                                                                                                       ------------
                                                                                                                          5,304,689
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.6%     Hartford, Connecticut, GO, Series A, 5.25%, 8/15/18 (c)                             2,685          2,929,093
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.8%         Broward County, Florida, School Board, COP, Series C,                               3,410          3,613,407
                       5.25%, 7/01/17 (e)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certification of Participation
GO        General Obligation Bonds
EDA       Economic Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                  Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Middle Village Community Development District, Florida,
                       Special Assessment Bonds, Series C, 5.125%, 5/01/09                               $   200       $    198,214
                       Orange County, Florida, IDA, IDR (Catholic Charities of
                       Central Florida Project), VRDN, 2.26%, 7/01/38 (d)                                  2,300          2,300,000
                       Orlando, Florida, Greater Orlando Aviation Authority, Airport
                       Facilities Revenue Bonds, AMT, Series A, 5.25%, 10/01/18 (f)                        5,440          5,440,054
                       Panther Trace Community Development District II, Florida,
                       Special Assessment Revenue Bonds, 5.125%, 11/01/13                                    990            911,305
                       Panther Trace Community Development District II, Florida,
                       Special Assessment Revenue Bonds, Series A, 5%, 11/01/10                              610            589,181
                       Sterling Hill Community Development District, Florida, Capital
                       Improvement Revenue Refunding Bonds, Series B, 5.50%, 11/01/10                        185            182,904
                       Tolomato Community Development District, Florida,
                       Special Assessment Bonds, 6.375%, 5/01/17                                           3,130          3,083,676
                                                                                                                       ------------
                                                                                                                         16,318,741
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.2%         Fulton County, Georgia, Residential Care Facilities, Revenue
                       Refunding Bonds (Canterbury Court Project), Series A, 5%, 2/15/14                   1,050          1,022,605
                       Georgia State, GO, Refunding, Series C, 5%, 7/01/19                                 1,900          2,074,192
                       Georgia State, GO, Series G, 5%, 12/01/17                                           2,500          2,791,225
                                                                                                                       ------------
                                                                                                                          5,888,022
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 2.9%           Ada and Canyon Counties, Idaho, Joint School District
                       Number 2 (Meridian), GO, 5%, 8/15/17                                                5,000          5,407,000
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 1.7%        Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment
                       Project), Series A, 6.57%, 2/15/13                                                  1,000          1,001,980
                       Granite City, Madison County, Illinois, Disposal Revenue Bonds
                       (Waster Management, Inc. Project), AMT, 5%, 5/03/10                                 1,500          1,484,415
                       Illinois State Finance Authority Revenue Bonds (Primary Health
                       Care Centers Program), 5.90%, 7/01/14                                                 715            697,869
                                                                                                                       ------------
                                                                                                                          3,184,264
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%         Indiana Bond Bank, Special Program Gas Revenue Bonds,
                       Series A, 5%, 10/15/17                                                              2,000          1,976,960
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.1%        Kenton County, Kentucky, Airport Board, Airport Revenue
                       Refunding Bonds (Cincinnati/Northern Kentucky International
                       Airport), AMT, Series A, 5.625%, 3/01/15 (g)                                        2,000          2,039,740
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%       Morehouse Parish, Louisiana, PCR, Refunding (International
                       Paper Company Project), Series A, 5.25%, 11/15/13                                   1,000            991,840
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.5%        Anne Arundel County, Maryland, Consolidated General
                       Improvements, GO, Refunding, 5%, 3/01/15                                            1,455          1,612,853
                       Maryland State, GO (State and Local Facilities Loan)
                       First Series, 5%, 3/01/15                                                           2,745          3,046,209
                                                                                                                       ------------
                                                                                                                          4,659,062
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.3%   Massachusetts State Industrial Finance Agency, Resource
                       Recovery Revenue Refunding Bonds (Ogden Haverhill Project),
                       AMT, Series A, 5.30%, 12/01/09                                                      3,300          3,363,591
                       Massachusetts State Port Authority, Special Facilities Revenue
                       Bonds (Delta Air Lines Inc. Project), AMT, Series A,
                       5.50%, 1/01/14 (c)                                                                  2,500          2,471,400

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                  Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Massachusetts State Port Authority, Special Facilities Revenue
                       Bonds (Delta Air Lines Inc. Project), AMT, Series A,
                       5.50%, 1/01/15 (c)                                                                $ 4,000       $  3,914,000
                                                                                                                       ------------
                                                                                                                          9,748,991
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%        Michigan State Hospital Finance Authority, Revenue Refunding
                       Bonds (McLaren Health Care Corporation), 5.25%, 5/15/16                             1,000          1,034,700
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%       Minnesota State, GO, 5%, 6/01/18                                                    2,500          2,725,875
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.5%     Mississippi Business Finance Corporation, Mississippi, PCR,
                       Refunding (System Energy Resources Inc. Project), 5.90%, 5/01/22                    1,000            967,150
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.4%        Omaha Convention Hotel Corporation, Nebraska, First Tier
                       Revenue Refunding Bonds, 5%, 2/01/19 (c)                                            2,435          2,539,608
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.5%      New Jersey EDA, School Facilities Construction, Revenue
                       Refunding Bonds, Series W, 5%, 9/01/15                                              2,500          2,711,800
-----------------------------------------------------------------------------------------------------------------------------------
New York - 5.9%        New York City, New York, GO, Refunding, Series A, 5%, 8/01/19                       2,500          2,652,025
                       New York State Dormitory Authority, Non-State Supported Debt,
                       Revenue Refunding Bonds (New York University Hospital Center),
                       Series A, 5%, 7/01/16                                                               1,140          1,113,928
                       New York State, GO, Series A, 4%, 3/01/16                                           2,000          2,080,240
                       Port Authority of New York and New Jersey, Consolidated Revenue
                       Bonds, AMT, 37th Series, 5.50%, 7/15/18 (e)                                         3,000          3,147,660
                       Port Authority of New York and New Jersey, Consolidated Revenue
                       Bonds, AMT, 131st Series, 5%, 12/15/14                                              1,000          1,050,200
                       Westchester County, New York, IDA, Continuing Care
                       Retirement, Mortgage Revenue Bonds (Kendal on the
                       Hudson Project), Series A, 5.625%, 1/01/13                                          1,000            994,340
                                                                                                                       ------------
                                                                                                                         11,038,393
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 4.9%  North Carolina Municipal Power Agency Number 1,
                       Catawba Electric Revenue Bonds, Series A, 5.25%, 1/01/20 (g)                        3,500          3,575,915
                       North Carolina State, GO, Refunding, Series B, 5%, 4/01/17                          5,000          5,572,900
                                                                                                                       ------------
                                                                                                                          9,148,815
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.5%            Ohio State, GO, Series L, 5%, 10/01/14                                              1,835          2,029,730
                       Ohio State, Highway Capital Improvements, GO,
                       Series L, 5%, 5/01/16                                                               2,340          2,594,194
                                                                                                                       ------------
                                                                                                                          4,623,924
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.0%          Oregon State Department of Transportation, Highway User
                       Tax Revenue Bonds, Series A, 5%, 11/15/16 (h)                                       5,000          5,568,750
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.2%    Lancaster County, Pennsylvania, Hospital Authority Revenue
                       Bonds (Brethren Village Project), Series A, 5.20%, 7/01/12                          1,000          1,015,590
                       Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
                       AMT, Series 103C, 4.375%, 4/01/18                                                   1,160          1,163,248
                                                                                                                       ------------
                                                                                                                          2,178,838
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.0%          Dallas-Fort Worth, Texas, International Airport, Joint Revenue                      2,500          2,506,850
                       Bonds, AMT, Sub-Series C-1, 4.75%, 11/01/13 (g)
                       Dallas-Fort Worth, Texas, International Airport Revenue Refunding                   5,000          5,111,600
                       and Improvement Bonds, AMT, Series A, 5.75%, 11/01/14 (f)

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                  Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Houston, Texas, Airport System, Subordinate Lien Revenue
                       Refunding Bonds, AMT, Series A, 5.875%, 7/01/15 (e)                               $ 5,000       $  5,220,350
                       Houston, Texas, Combined Utility System, First Lien
                       Revenue Refunding Bonds, Series B, 5%, 11/15/18 (f)                                 2,475          2,608,551
                       San Antonio, Texas, Airport System, Improvement Revenue
                       Bonds, AMT, 5.25%, 7/01/19 (e)                                                      3,055          3,049,776
                                                                                                                       ------------
                                                                                                                         18,497,127
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.4%        Fredericksburg, Virginia, EDA, Hospital Facilities Revenue
                       Refunding Bonds (MediCorp Health System), 5%, 6/15/17                               2,500          2,567,850
                       The Shops at White Oak Village Community Development Authority,
                       Virginia, Special Assessment Revenue Bonds, 5.30%, 3/01/17                          4,000          3,833,520
                                                                                                                       ------------
                                                                                                                          6,401,370
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.7%      Kitsap County, Washington, School District Number 400
                       (North Kitsap), GO, Refunding, 5.125%, 12/01/16 (e)                                 4,650          5,104,305
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.1%     Puerto Rico Commonwealth Government Development Bank,
                       Senior Revenue Bonds, Series B, 5%, 12/01/17                                        1,500          1,510,380
                       Puerto Rico Commonwealth Infrastructure Financing Authority,
                       Special Tax and Capital Appreciation Revenue Bonds,
                       Series B, 5%, 7/01/18                                                               3,250          3,241,030
                       Puerto Rico Commonwealth, Public Improvement, GO, Series B,
                       5.25%, 7/01/17                                                                      1,000          1,024,120
                                                                                                                       ------------
                                                                                                                          5,775,530
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds - 94.5%                                                                    175,191,289
-----------------------------------------------------------------------------------------------------------------------------------

                       Municipal Bonds Transferred to Tender Option Bond Trusts (i)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.6%        Chicago, Illinois, O'Hare International Airport, General Airport
                       Revenue Refunding Bonds, Third Lien, AMT, Series A-2,
                       5.25%, 1/01/13 (e)                                                                  5,000          5,194,925
                       Chicago, Illinois, O'Hare International Airport, General Airport
                       Revenue Refunding Bonds, Third Lien, AMT, Series A-2,
                       5.25%, 1/01/14 (e)                                                                  5,000          5,194,925
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds Transferred to
                       Tender Option Bond Trusts - 5.6%                                                                  10,389,850
-----------------------------------------------------------------------------------------------------------------------------------

                       Mutual Funds                                                                       Shares
-----------------------------------------------------------------------------------------------------------------------------------
                       BlackRock Insured Municipal 2008 Term Trust, Inc. (j)                             244,000          3,645,360
                       BlackRock Insured Municipal Term Trust, Inc. (j)                                   99,700          1,005,973
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Mutual Funds - 2.5%                                                                          4,651,333
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Long-Term Investments (Cost - $191,694,745) - 102.6%                                       190,232,472
-----------------------------------------------------------------------------------------------------------------------------------

                       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (j)(k)                          19,241             19,241
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Short-Term Securities (Cost - $19,241) - 0.0%                                                   19,241
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $191,713,986*) - 102.6%                                                190,251,713

                       Other Assets Less Liabilities - 0.1%                                                                 149,516

                       Liability for Trust Certificates, Including Interest
                       Expense and Fees Payable - (2.7)%                                                                 (5,018,376)
                                                                                                                       ------------
                       Net Assets - 100.0%                                                                             $185,382,853
                                                                                                                       ============

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 186,509,521
                                                                  =============
      Gross unrealized appreciation                               $   2,325,668
      Gross unrealized depreciation                                  (3,583,476)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,257,808)
                                                                  =============

(a)   Assured Guaranty Insured.
(b) Represents a zero coupon. Rate shown reflects the effective yield at the time of purchase.
(c)   AMBAC Insured.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)   FSA Insured.
(f)   FGIC Insured.
(g)   MBIA Insured.
(h) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------
                                           Purchase       Sale        Realized        Dividend
      Affiliate                              Cost         Cost       Gain (Loss)       Income
      ----------------------------------------------------------------------------------------
      BlackRock Insured Municipal
         2008 Term Trust, Inc.                -            -             -            $ 18,666
      BlackRock Insured Municipal
         Term Trust, Inc.                     -            -             -            $  9,098
      Merrill Lynch Institutional
         Tax-Exempt Fund                      -          $75 1           -            $     82
      ----------------------------------------------------------------------------------------
      1     Represents net sale cost.

(k)   Represents the current yield as of report date.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Schedule of Investments as of August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                     $    4,670,574
      Level 2                                                        185,581,139
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                       $  190,251,713
                                                                  ==============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 20, 2008